Apr. 30, 2024
Invesco Comstock Select Fund | Invesco Comstock Select Fund
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses	0.17	0.17	0.17	0.17	0.08	0.08

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.93	1.69	1.19	0.69	0.60	0.60

Fee Waiver and/or Expense Reimbursement[2]	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92	1.68	1.18	0.68	0.59	0.59

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$639	$829	$1,035	$1,629

Class C	$271	$532	$917	$1,795

Class R	$120	$377	$653	$1,442

Class Y	$69	$220	$383	$858

Class R5	$60	$191	$334	$749

Class R6	$60	$191	$334	$749

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$639	$829	$1,035	$1,629

Class C	$171	$532	$917	$1,795

Class R	$120	$377	$653	$1,442

Class Y	$69	$220	$383	$858

Class R5	$60	$191	$334	$749

Class R6	$60	$191	$334	$749

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in real estate investment trusts (REITs). The Fund may invest in securities of issuers of any market capitalization, and at times might increase its emphasis on securities of issuers in a particular capitalization range. Under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts. The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The portfolio managers emphasize a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The portfolio managers will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the portfolio managers no longer consider the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the portfolio managers’ tolerable level and the trend is likely to be a long-term issue.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Value Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Year-to-date	June 30, 2024	7.41%
Best Quarter	December 31, 2020	23.85%
Worst Quarter	March 31, 2020	-33.82%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	9/16/1985	5.92%	12.59%	8.32%
Return After Taxes on Distributions		4.53	9.83	6.42
Return After Taxes on Distributions and Sale of Fund Shares		4.24	9.49	6.30

Class C	5/1/1996	10.22	13.03	8.28

Class R	3/1/2001	11.78	13.59	8.66

Class Y	12/16/1996	12.32	14.15	9.20

Class R5	5/24/2019	12.49	14.25 [1]	9.11 [1]

Class R6	2/28/2012	12.44	14.29	9.37

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		11.46	10.91	8.40

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		26.29	15.69	12.03

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.